Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-based Compensation
Schedule of weighted average valuation assumptions for stock options

For the Three Months
Ended March 31,
2024
Per share fair value of common stock	$0.62
Expected volatility	73.8%
Expected dividends	0%
Expected term (in years)	5.9
Risk-free rate	3.93%

	For the Year Ended
	December 31,
	2024	2023
Per share fair value of common stock	$0.62	$0.52
Expected volatility	73.8%	67.4%
Expected dividends	0%	0%
Expected term (in years)	5.9	6.1
Risk-free rate	3.93%	3.56%

Schedule of stock option activity

		Weighted-	Weighted-Average
	Number of	Average Exercise	Remaining Contractual	Intrinsic Value (In
	Options	Price	Term (In Years)	Thousands)
Outstanding as of January 1, 2025	5,435,629	$0.43	6.06	$2,914
Exercised	(5,416)	0.63
Forfeited/expired	(15,000)	0.09
Outstanding as of March 31, 2025	5,415,213	$0.43	5.82	$2,899
Options exercisable as of March 31, 2025	4,775,534	$0.39	5.61	$2,747
Vested and expected to vest as of March 31, 2025	5,415,213	$0.43	5.82	$2,899

		Weighted-	Weighted-Average
	Number of	Average	Remaining Contractual	Intrinsic Value
	Options	Exercise Price	Term (In Years)	(In Thousands)
Outstanding as of January 1, 2024	5,509,379	$0.43	7.04	$2,699
Granted	25,000	0.92	—	—
Exercised	(63,750)	0.08	—	—
Forfeited/expired	(35,000)	0.82	—	—
Outstanding as of December 31, 2024	5,435,629	$0.43	6.06	$2,914
Options exercisable as of December 31, 2024	4,582,807	$0.38	5.78	$2,700
Vested and expected to vest as of December 31, 2024	5,435,629	$0.43	6.06	$2,914

Schedule of classification of stock-based compensation

The following table illustrates the classification of stock-based compensation in the condensed statements of operations and comprehensive loss (in thousands):

	For the Three Months Ended March 31,
	2025	2024
Research and development	$29	$29
General and administrative	51	52
Total stock-based compensation	$80	$81

The following table illustrates the classification of stock-based compensation in the statements of operations (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Research and development	$169	$111
General and administrative	150	203
Total stock-based compensation	$319	$314